                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/31

Annual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SHORT-TERM CASH FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2009


RIVERSOURCE SHORT-TERM CASH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

 SHARES OF THE FUND ARE ISSUED SOLELY IN PRIVATE PLACEMENT TRANSACTIONS THAT DO NOT INVOLVE ANY PUBLIC OFFERING WITHIN THE MEANING OF SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED (THE 1933 ACT). INVESTMENTS IN THE FUND MAY BE MADE ONLY BY INVESTMENT COMPANIES, COMMON OR COMMINGLED TRUST FUNDS OR SIMILAR ORGANIZATIONS OR PERSONS THAT ARE ACCREDITED INVESTORS WITHIN THE MEANING OF THE 1933 ACT.




                                                 (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    3

Portfolio of Investments...........    4

Statement of Assets and
  Liabilities......................   10

Statement of Operations............   11

Statements of Changes in Net
  Assets...........................   12

Financial Highlights...............   13

Notes to Financial Statements......   14

Report of Independent Registered
  Public Accounting Firm...........   22

Federal Income Tax Information.....   24

Board Members and Officers.........   25

Approval of Investment Management
  Services Agreement...............   29

Proxy Voting.......................   31




--------------------------------------------------------------------------------
1  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

PORTFOLIO COMPOSITION(1) (at July 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Bonds(2)                                    1.0%
------------------------------------------------
Certificates of Deposit                     1.9%
------------------------------------------------
Commercial Paper                           38.7%
------------------------------------------------
FDIC-Insured Debt(3)                       10.0%
------------------------------------------------
Floating Rate Notes                         2.4%
------------------------------------------------
U.S. Government Agencies                   46.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of July 31, 2009. The Fund's composition is subject to change.

(2) Category comprised of a short-term asset-backed security.

(3) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).


--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  2

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, which may include custody fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2009  JULY 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Actual(b)                           $1,000       $1,001.70        $0.00(c)       .00%(c)
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,024.93        $0.00(c)       .00%(c)
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.17% for the six months ended July 31, 2009.
(c) Rounds to zero.


--------------------------------------------------------------------------------
3  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
JULY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (43.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
08-03-09                             0.06%           $32,000,000          $31,999,840
08-05-09                             0.14            130,000,000(f)       129,997,545
08-10-09                             0.16            100,000,000(f)        99,995,750
08-14-09                             0.15            100,000,000           99,994,222
08-28-09                             0.16             50,000,000           49,994,000
09-11-09                             0.17            100,000,000           99,980,639
09-16-09                             0.19             50,000,000           49,987,861
09-28-09                             0.18            100,000,000           99,971,000
09-30-09                             0.18            100,000,000           99,970,000
10-16-09                             0.20             45,000,000           44,981,000
10-23-09                             0.20            100,000,000           99,953,889
10-26-09                             0.20            100,000,000           99,952,222
Federal Home Loan Mtge Corp Disc Nts
08-24-09                             0.15             50,000,000           49,995,208
Federal Natl Mtge Assn Disc Nts
08-03-09                             0.12            100,000,000(f)        99,999,000
08-24-09                             0.17            100,000,000           99,989,139
10-13-09                             0.18             50,000,000           49,981,750
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,306,743,065)                                                 $1,306,743,065
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (10.0%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America FDIC Govt Guaranty
08-12-09                             0.20%           $50,000,000          $49,996,640
Citigroup Funding FDIC Govt Guaranty
08-13-09                             0.22             50,000,000           49,996,000
08-19-09                             0.23             50,000,000           49,994,000
08-21-09                             0.23             50,000,000           49,993,333
09-02-09                             0.20             50,000,000           49,991,111
09-03-09                             0.31             50,000,000           49,985,333
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $299,956,417)                                                     $299,956,417
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (1.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Royal Bank of Canada
08-03-09                             0.15%           $58,000,000          $58,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $58,000,000)                                                       $58,000,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (4.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Federal Home Loan Mtge Corp Disc Nts
02-09-10                             0.82%           $35,000,000(b)       $35,000,000
08-10-10                             0.33             35,000,000(b)        35,000,000
Wells Fargo & Co
09-18-09                             0.45             70,000,000(b)        70,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $140,000,000)                                                     $140,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (38.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (17.2%)
Amsterdam Funding
10-22-09                             0.34%           $35,000,000          $34,972,894
Bryant Park Funding LLC
08-18-09                             0.25             50,000,000           49,993,861
08-21-09                             0.25             25,018,000(d)        25,014,386
Enterprise Funding LLC
08-06-09                             0.25             15,000,000           14,999,375
FCAR Owner Trust Series I
08-03-09                             0.51             40,000,000           39,998,333
08-26-09                             1.12             50,000,000           49,960,069
Jupiter Securitization LLC
08-12-09                             0.27             30,000,000(d)        29,997,342
08-20-09                             0.21             45,000,000(d)        44,994,775


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  4

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (CONT.)
Kitty Hawk Funding
08-25-09                             0.33%           $35,000,000(e)       $34,992,067
Ranger Funding LLC
09-18-09                             0.29             50,000,000           49,980,667
Salisbury Receivables LLC
08-11-09                             0.30             35,000,000(d)        34,996,792
Thunder Bay Funding LLC
08-06-09                             0.35             35,000,000           34,997,958
Windmill Funding
09-15-09                             0.29             45,000,000           44,983,688
10-22-09                             0.30             25,000,000           24,982,917
                                                                      ---------------
Total                                                                     514,865,124
-------------------------------------------------------------------------------------

BANKING (13.4%)
ANZ National Intl
10-19-09                             0.29             50,000,000           49,968,181
Bank of America
08-03-09                             0.13             40,000,000           39,999,578
BNP Paribas Finance
08-03-09                             0.12             50,000,000           49,999,499
Citigroup Funding
08-03-09                             0.13             50,000,000           49,999,472
HSBC USA
08-27-09                             0.21             50,000,000           49,992,417
08-28-09                             0.21             30,000,000           29,995,275
Royal Bank of Scotland
08-03-09                             0.33             50,000,000           49,998,639
09-01-09                             0.29             30,000,000           29,992,250
Westpac Banking
11-03-09                             0.29             50,000,000           49,962,139
                                                                      ---------------
Total                                                                     399,907,450
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.7%)
General Electric
09-21-09                             0.27             50,000,000           49,980,875
-------------------------------------------------------------------------------------

ELECTRIC (0.8%)
Southern Company Funding
08-07-09                             0.17             25,000,000           24,999,208
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (1.4%)
BP Capital Markets
08-03-09                             0.12             41,000,000           40,999,590
-------------------------------------------------------------------------------------

LIFE INSURANCE (1.8%)
MetLife Funding LLC
09-01-09                             0.39             25,000,000(e)        24,991,389
09-14-09                             0.89             30,000,000(e)        29,967,000
                                                                      ---------------
Total                                                                      54,958,389
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.3%)
Grampian Funding LLC
08-03-09                             0.27             70,000,000           69,998,444
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,155,709,080)                                                 $1,155,709,080
-------------------------------------------------------------------------------------



BONDS (1.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED
Chrysler Financial Auto Securitization Trust
 Series 2009-A Cl A1
07-15-10                             1.01%           $30,000,000(e)       $30,000,000
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $30,000,000)                                                       $30,000,000
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (3.1%)
JPMorgan Prime Money Market Fund                     93,623,515           $93,623,515
-------------------------------------------------------------------------------------





                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (0.8%)
Belmont Funding LLC
08-03-09                             0.48%           $5,999,760            $5,999,760
Ebbets Funding LLC
08-03-09                             0.50             7,999,223             7,999,223
Tasman Funding
08-20-09                             0.95             4,996,833             4,996,833


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
5  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Versailles Commercial Paper LLC
08-06-09                             0.75%           $3,997,083            $3,997,083
                                                                      ---------------
Total                                                                      22,992,899
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (2.3%)
Banco Espanol de Credito Madrid
08-05-09                             0.34             2,000,000             2,000,000
Banco Espirito Santo e Comm London
08-24-09                             0.62             4,497,444             4,497,444
Banco Popular Espanol
09-04-09                             0.76             3,994,617             3,994,617
09-23-09                             0.63               998,925               998,925
Banco Santander-Madrid
10-13-09                             0.45             3,500,000             3,500,000
Caisse de Depots et Consignment Paris
10-19-09                             0.43             4,994,392             4,994,392
Caixa Geral Dep London
10-26-09                             0.57             2,000,000             2,000,000
Credit Indusrial et Comm London
10-13-09                             0.52             2,996,019             2,996,019
DZ Bank London
08-31-09                             0.34             1,999,377             1,999,377
Fortis Bank Brussels
08-06-09                             0.33             4,300,000             4,300,000
MIT
08-18-09                             0.42             3,000,000             3,000,000
MIT NY
08-27-09                             0.39             2,000,000             2,000,000
Mizuho London
10-29-09                             0.49             2,000,000             2,000,000
Monte de Pasch London
08-13-09                             0.71             4,000,034             4,000,034
Nederlandse Waterschapsbank
10-20-09                             0.40             4,994,894             4,994,894
Raiffeisen ZentralBank Oest Vienna
08-10-09                             0.50             6,000,000             6,000,000
San Paolo Imi Ireland
10-07-09                             0.40             4,995,005             4,995,005
Sumitomo Mutsui Banking Brussels
08-17-09                             0.42             6,000,000             6,000,000
Unicredito Italiano NY
08-13-09                             0.42             4,000,000             4,000,000
                                                                      ---------------
Total                                                                      68,270,707
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
KBC Financial Products
08-07-09                             0.50             6,999,319             6,999,319
Royal Bank of Scotland Group
09-10-09                             0.47             6,994,060             6,994,060
                                                                      ---------------
Total                                                                      13,993,379
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $198,880,500)                                                     $198,880,500
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,189,289,062)(g)                                              $3,189,289,062
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.


--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  6

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $135,003,295 or 4.5% of net assets.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $119,950,456 or 4.0% of net assets.

(f)  At July 31, 2009, security was partially or fully on loan.

(g) Also represents the cost of securities for federal income tax purposes at July 31, 2009.



--------------------------------------------------------------------------------
7  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.


--------------------------------------------------------------------------------
                       RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  8

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                FAIR VALUE AT JULY 31, 2009
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Bonds
  Asset-Backed
    Securities                        $--         $30,000,000         $--           $30,000,000
-----------------------------------------------------------------------------------------------
Total Bonds                            --          30,000,000          --            30,000,000
-----------------------------------------------------------------------------------------------
Other
  U.S. Government
    Agencies                           --       1,376,743,065          --         1,376,743,065
  FDIC-Insured Debt                    --         299,956,417          --           299,956,417
  Certificates of
    Deposit                            --          58,000,000          --            58,000,000
  Floating Rate Notes                  --          70,000,000          --            70,000,000
  Commercial Paper                     --       1,155,709,080          --         1,155,709,080
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                       93,623,515         105,256,985          --           198,880,500
-----------------------------------------------------------------------------------------------
  Total Other                  93,623,515       3,065,665,547          --         3,159,289,062
-----------------------------------------------------------------------------------------------
  Total                       $93,623,515      $3,095,665,547         $--        $3,189,289,062
-----------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
9  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2009


ASSETS
Investments in securities*, at value (identified cost
  $2,990,408,562)                                                  $2,990,408,562
Investments of cash collateral received for securities on loan
  (identified cost $198,880,500)                                      198,880,500
---------------------------------------------------------------------------------
Total investments in securities (identified cost $3,189,289,062)    3,189,289,062
Cash                                                                      672,801
Dividends and accrued interest receivable                                 107,814
---------------------------------------------------------------------------------
Total assets                                                        3,190,069,677
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         637,337
Payable upon return of securities loaned                              198,880,500
Other accrued expenses                                                     61,753
---------------------------------------------------------------------------------
Total liabilities                                                     199,579,590
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $2,990,490,087
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   29,905,118
Additional paid-in capital                                          2,960,606,648
Undistributed net investment income                                           456
Accumulated net realized gain (loss)                                      (22,135)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $2,990,490,087
---------------------------------------------------------------------------------
Shares outstanding                                                  2,990,511,766
---------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $         1.00
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $  194,995,700
---------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  10

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JULY 31, 2009


INVESTMENT INCOME
Income:
Interest                                                        26,602,414
Income from securities lending                                     422,317
--------------------------------------------------------------------------
Total income                                                    27,024,731
--------------------------------------------------------------------------
Expenses:
Custodian fees                                                      81,520
Printing and postage                                                 6,471
Professional fees                                                   36,135
Other                                                               28,970
--------------------------------------------------------------------------
Total expenses                                                     153,096
--------------------------------------------------------------------------
Investment income (loss) -- net                                 26,871,635
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions              (39,140,572)
Increase from payments by affiliate (Note 6)                    39,122,218
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $ 26,853,281
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
11  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JULY 31,                                                       2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $     26,871,635  $    128,637,668
Net realized gain (loss) on security transactions                  (39,140,572)           (3,781)
Increase from payments by affiliate (Note 6)                        39,122,218
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        26,853,281       128,633,887
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                            (26,871,179)     (128,637,668)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                   16,234,642,143    34,092,040,785
Net asset value of shares issued for reinvestment of
  distributions                                                     26,941,738       130,978,218
Payments for redemptions of shares                             (16,490,996,879)  (34,231,937,417)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                    (229,412,998)       (8,918,414)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (229,430,896)       (8,922,195)
Net assets at beginning of year                                  3,219,920,983     3,228,843,178
------------------------------------------------------------------------------------------------
Net assets at end of year                                     $  2,990,490,087  $  3,219,920,983
------------------------------------------------------------------------------------------------
Undistributed net investment income                           $            456  $             --
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  12

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JULY 31,                        2009        2008       2007(b)
Net asset value, beginning of period                $1.00       $1.00        $1.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .009         .04          .04
Net gains (losses) (both realized and
 unrealized)                                        (.011)         --           --
Increase from payments by affiliate                  .011          --           --
----------------------------------------------------------------------------------
Total from investment operations                    0.009         .04          .04
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.009)       (.04)        (.04)
----------------------------------------------------------------------------------
Net asset value, end of period                      $1.00       $1.00        $1.00
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $2,990      $3,220       $3,229
----------------------------------------------------------------------------------
Total expenses(c)                                    .01%        .01%         .01%(d)
----------------------------------------------------------------------------------
Net investment income (loss)                        1.02%       3.93%        5.37%(d)
----------------------------------------------------------------------------------
Total return                                         .92%(e)    4.07%        4.66%(f)
----------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended July 31, 2009 and 2008.
(d) Adjusted to an annual basis.
(e) During the year ended July 31, 2009, the Fund received payments by an affiliate (see Note 6 to the Financial Statements). Had the Fund not received these payments, the total return would have been lower by 1.14%.
(f) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
13  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Short-Term Cash Fund (the Fund) is a series of RiverSource Short Term Investments Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Short Term Investments Series, Inc. has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in money market instruments.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

At July 31, 2009, affiliated funds in the RiverSource Family of Funds owned 100% of the Fund's outstanding shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  14

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES
Under the Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager), subject to the policies set by the Board, provides investment management services. The Fund does not pay the Investment Manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.

COMPENSATION OF BOARD MEMBERS
The Fund does not pay compensation to the board members. Compensation and certain other core expenses are paid directly by the other funds in the RiverSource Family of Funds that invest in this Fund.

EARNINGS CREDITS AND CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Aug. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $95,891 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager.

4. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the

--------------------------------------------------------------------------------
15  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2009, securities valued at $194,995,700 were on loan, secured by cash collateral of $198,880,500 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $422,317 earned from securities lending from Dec. 1, 2008 through July 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 to Nov. 30, 2008, the Fund had no securities on loan.

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders,

--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  16

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended July 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

6. PAYMENTS BY AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $50 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $50 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The amount shown in the Fund's Statement of Operations as payments by affiliate is equal to the difference between the fair value of the Lehman Notes at purchase date and the cash received from Ameriprise Financial.

7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may

--------------------------------------------------------------------------------
17  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                         2009         2008
-----------------------------------------------------------------
Distributions paid from:
    Ordinary income...................  $26,871,179  $128,637,668
    Long-term capital gain............           --            --


At July 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income....................  $637,793
Undistributed accumulated long-term gain.........  $     --
Accumulated realized loss........................  $(22,135)
Unrealized appreciation (depreciation)...........  $     --


For federal income tax purposes, the Fund had a capital loss carry-over of $22,135 at July 31, 2009, that if not offset by capital gains will expire as follows:

2016        2017
$1,875    $20,260


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Sept. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment

--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  18

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by

--------------------------------------------------------------------------------
19  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  20

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
21  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SHORT-TERM CASH FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Short-Term Cash Fund (the Fund) of the RiverSource Short Term Investments Series, Inc. as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods shown therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights as referred to above present fairly, in all material respects, the financial position of RiverSource Short-Term Cash Fund of the RiverSource Short Term Investments Series, Inc. at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods shown therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
September 21, 2009


--------------------------------------------------------------------------------
23  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................      0.00%
Dividends Received Deduction for corporations....................      0.00%
U.S. Government Obligations......................................      0.00%


The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  24

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
25  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  26

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
27  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 43                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company, RiverSource Service Corporation and Seligman
Age 58                                           Data Corp. since 2009; Chief Compliance Officer for
                                                 each of the Seligman funds since 2004 and all funds in
                                                 the RiverSource Family of Funds since 2009; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  28

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
29  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund, commonly referred to as a "cash pool fund," is designed to serve as a vehicle for other funds in the RiverSource Family of Funds to invest their cash balances as a way to improve their portfolio diversification and returns. Because RiverSource Investments collects management fees on the funds that invest in the Fund, the Fund does not carry management fees. The Board also noted that the Fund does not carry administrative fees, transfer agency fees or distribution fees.


--------------------------------------------------------------------------------
                      RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT  30

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Fund does not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

                                                                 S-6283 E (9/09)


--------------------------------------------------------------------------------
31  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 ANNUAL REPORT

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

        (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Short Term Investments Series, Inc. were as follows:

                   2009 - $26,431    2008 - $26,125

(b) Audit-Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional audit-related services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                   2009 - $375       2008 - $875

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                   2009 - $3,180     2008 - $3,180

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                   2009 - $0         2008 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                   2009 - $826,041   2008 - $617,255

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

        (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

        (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

        (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

        (a)(3) Not applicable.

        (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 2, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
  Jeffrey P. Fox
  Treasurer and Principal Financial Officer

Date October 2, 2009